Funded Status of Plans at KII, AVX and TA (Detail) (Foreign, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Foreign
Change in benefit obligations:
Benefit obligations at beginning of year	¥ 38,903	¥ 35,122
Service cost	311	297
Interest cost	1,886	2,123
Plan participants' contributions	11	25
Actuarial (gain) loss	(298)	5,043
Benefits paid	(2,078)	(2,329)
Foreign exchange adjustment	(2,755)	(1,296)
Other	(26)	(82)
Benefit obligations at end of year	35,954	38,903
Change in plan assets:
Balance at beginning of year	16,965	13,263
Actual return on plan assets	1,700	3,996
Employer contribution	1,784	1,187
Plan participants' contributions	11	25
Benefits paid	(997)	(1,063)
Foreign exchange adjustment	(1,427)	(412)
Other expenses	(26)	(31)
Balance at end of year	18,010	16,965
Funded status	¥ (17,944)	¥ (21,938)